Income tax expense - Tax rates (Details)		12 Months Ended				60 Months Ended
	Jul. 11, 2025	Dec. 31, 2032	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2032
Income tax expense
Applicable tax rate			27.74%	27.74%	27.74%
Effective tax rate			(0.62%)	(6.80%)	52.70%
Germany
Income tax expense
Corporate tax rate			15.00%
Solidarity surcharge on corporate tax rate			5.50%
Trade tax rate			11.92%
Primary deferred tax rate			27.74%	27.74%
Germany | Changes in tax rates or tax laws enacted or announced
Income tax expense
Corporate tax rate	15.00%
Germany | Changes in tax rates or tax laws enacted or announced | Forecast
Income tax expense
Applicable tax rate		10.00%
Percentage of reduction						1.00%
Period for reduction						5 years
Minimum | Non German
Income tax expense
Applicable tax rate			0.00%	8.25%
Maximum | Non German
Income tax expense
Applicable tax rate			35.00%	31.00%